INCOME TAXES (Details 1) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income before tax	$ (8,823,443)	$ (4,400,671)	$ (816,206)	$ 44,750	$ (13,995,870)	$ 38,030,261	$ 79,582,179
Expected PRC income tax expense at statutory tax rate of 25%					(3,498,968)	9,507,565	19,895,544
Depreciation allowance over-claimed in 2011						1,127,816
Unused tas losses for PRC					3,089,134
Net losses not realizable currently for PRC, Hong Kong and BVI tax purposes					581,381
Non deductible tax expenses						1,261,792	2,066,083
Actual income tax expense	$ 469	$ (28,312)	$ 29,566	$ 139,824	$ 141,547	$ 11,897,173	$ 21,961,627